Recoverable and payable taxes	12 Months Ended
Dec. 31, 2021
Recoverable and payable taxes
Recoverable and payable taxes

13. Recoverable and payable taxes

	December 31, 2021			December 31, 2020
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax	217	11	162	254	179	17
Brazilian federal contributions	520	511	12	136	458	14
Income taxes	113	413	1,861	107	454	773
Financial compensation for the exploration of mineral resources - CFEM	—	—	59	—	—	80
Others	12	—	83	12	—	68
Total	862	935	2,177	509	1,091	952

ICMS included in PIS and COFINS computation tax base

Vale discussed the issue of the exclusion of ICMS from the taxable basis of the contribution to PIS and COFINS in two lawsuits filed before March 2017. One of the lawsuits includes the triggering events from March 2012 onwards and has a favorable decision definitive. This lawsuit resulted in the recognition of a gain in the amount of US$60 (R$313 million) in the income statement for the year ended December 31, 2020. This amount was calculated based on the assumption that the ICMS to be excluded from the taxable bases is the one paid. With the definition of the subject by the Federal Supreme Court in the leading case, with binding effects to all taxpayers, which determined that the ICMS to be excluded is the one highlighted in the invoices, the Company recognized an additional gain of US$26 (R$146 million) in the year ended December 31, 2021.

The lawsuit that covers the triggering events that occurred between December 2001 and February 2012, resulted in the recognition of a gain in the amount of US$145 (R$808 million) in the year ended December 31, 2021 due to the favorable decision obtained by the Company and in line with the recent judgment of the Federal Supreme Court in the aforementioned leading case.